Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2015
Assets pledged and collateral	Assets pledged
end of	2Q15	4Q14
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	144,861	153,982
of which encumbered	94,237	103,245

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q15	4Q14
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	428,941	444,852
of which sold or repledged	331,421	336,228